Offerings	Nov. 01, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.625% Senior Notes due 2029
Amount Registered | shares	900,000,000
Maximum Aggregate Offering Price	$ 900,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 137,790.00
Offering Note	(1) Guarantee of OneMain Finance Corporation's 6.625% Senior Notes due 2029 by its direct parent company OneMain Holdings, Inc. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended (the ''Securities Act''), no separate fee is payable with respect to the guarantee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantee of 6.625% Senior Notes due 2029
Fee Rate	0.01531%
Offering Note	(1) Guarantee of OneMain Finance Corporation's 6.625% Senior Notes due 2029 by its direct parent company OneMain Holdings, Inc. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended (the ''Securities Act''), no separate fee is payable with respect to the guarantee.